COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
24. COMMITMENTS AND CONTRACTUAL OGLIGATIONS

The Company has royalty obligations on its various mines sites as discussed below:

–	A 1.5% NSR royalty payable to Franco-Nevada Corporation (“FNV”) on production from the Company’s Macassa property.

–	A 2% NSR on production from the Macassa mine payable to Sandstorm Gold Ltd. (Hurd-McCauley).

–	A 3% NSR on production from the Macassa mine payable to Harbour Royalty Corp. (Morgan) (linked to gold price, NSR could decrease if gold price decreases below $1,000 CDN).

–	A 20% NPI on production at the Macassa mine payable to FNV relating to the Gracie Claim.

–	Minimum cash payment of $3,000 or $0.25 per ton mined payable to Boisvert/Joseph for claims held at the Macassa property.

–	Payable to FNV, a 1% NSR on production from the Taylor mine ; a 3% NSR on production for Holloway and a sliding scale NSR linked to gold price for the Holt mine paying 3% and 10% in 2019.

–	A 0.013% of gold price royalty factor NSR payable to Newmont Corporation relating to production at Holt.

–	A 1% NSR payable to Zyla relating to production at the Holloway Zone Lightning-TBZ.

–	A 2% NSR payable to Cadden relating to production at the Holloway Zone Lightning-TBZ.

–	A $10 per ounce royalty payable to Osisko Mining Inc. relating to production at Holloway zones Smoke East and Black Top.

–	A 2% NSR payable to Walter Turney at the Taylor zone WPZ (North Portion).

–	A 0.5% NSR on production from the Macassa, Taylor, Holt and Holloway mines to the First Nations identified in the IBA.

–	For the Company’s mine properties in the State of Victoria, Australia, a 2% NSR royalty on the Fosterville Gold Mine.

–	For the Company’s mine properties in the State of Victoria, Australia, a 2.75% NSR royalty on the Fosterville Gold Mine payable to the Victorian Government effective January 1, 2020.

–
The Fosterville Gold Mine is subject to a license fee which enables it to use the patented BIOX process to treat refractory ore from the underground mine. The fee is paid at a rate of A$1.33 per ounce of gold produced and treated through the BIOX Plant.

–
A 1% ad valorem royalty on any future gold production above 250,000 ounces derived from the Maud Creek Gold Project (Australia); a 1% gross royalty and A$5 per ounce royalty are payable on any future gold production from certain tenements from the Maud Creek Gold Project that are located south of the main Maud Creek gold deposit. The Company also has a contingent contractual obligation of a payment of A$2 million that would be due upon a decision to proceed with development of the Maud Creek Gold Project.

–
Beginning July 1, 2019, there is a minimum value based royalty on the gross production revenue per year at Northern Territory. A 1% royalty is payable in the first year, 2% in the second year and 2.5% in the third year and further.